Income Taxes - Components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Inventory	$ 4,696	$ 5,335
Tax credit carryforwards	5,005	0
Accrued compensated absences	941	926
Allowance for sales discounts	1,902	1,465
Depreciation	1,149	641
Others	503	3,430
Deferred tax assets	14,196	11,797
Deferred tax liabilities:
Remeasurement of defined benefit plans	(254)	(250)
Unrealized foreign exchange gain	(261)	(364)
Others	(5)	(77)
Deferred tax liabilities	$ (520)	$ (691)